Gas Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gas Reserves [Abstract]
Total Cumulative Gas Reserves Investment	$ 188,000,000
Gas Reserves Investment	178,000,000
Cumulative Gross Investment	10,000,000
Additional Rate Per Therm	$ 0.4725
Gas Reserves Percent Gas Supplies YTD	6.00%	8.00%	11.00%
Gas Reserves, Current	$ 15,704,000	$ 15,926,000
Gas Reserves Noncurrent Gross	171,832,000	171,610,000
Gas Reserves Amortization	87,779,000	71,426,000
Total Gas Reserves	99,757,000	116,110,000
Deferred Taxes Related To Gas Reserves	22,712,000	28,119,000
Net Gas Reserves Investment	$ 77,045,000	$ 87,991,000